INVENTORY, NET (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
INVENTORY, NET
Raw materials	$ 6,285,887	$ 3,241,903
Work-in-progress	832,499	704,991
Finished goods	5,502,591	8,078,288
Inventory valuation allowance	(125,146)	(30,711)
Total inventory	$ 12,495,831	$ 11,994,471